Pension plan (Tables)	12 Months Ended
Dec. 31, 2021
Pension plan
Summary of assumptions used for calculation of defined benefit pension plan obligation

	31 Dec	31 Dec
	2021	2020
Actuarial interest rate	0.80%	0.60%
Salary increase	1.90%	1.80%
Employee turnover	0% - 1.10%	0% - 2.85%
Retirement age	62 years	62 years

Summary of sensitivity of the actuarial interest rate and the resulting change of the relating pension provision

	31 Dec	31 Dec
in k€	2021	2020
Actuarial interest rate +0.50%-points	(626)	(814)
Actuarial interest rate -0.50%-points	676	890

Summary of pension provisions

	31 Dec	31 Dec
in k€	2021	2020
Pension provision at beginning of the year	14,441	12,131
Addition at acquisition date	—	771
Benefit payments from the employer	(468)	(9)
Included in other comprehensive income:
Actuarial gains/losses from:
Changes in financial assumptions	(551)	(499)
Experience adjustments	(116)	1,022
Impact of changes in demographic assumptions	3	56
Included in net income:
Current service costs	1,021	888
Interest cost	98	80
Pension provision at year-end	14,428	14,441